Funded Status and Amounts Recognized by Group for Post-retirement Healthcare Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Actuarial present value	$ 1.6	$ 2.1
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets	1.6	2.1
Prior service costs
Unrecognized net (gain)/loss
Provision for post-retirement healthcare costs	$ 1.6	$ 2.1	$ 2.1